TRADE AND OTHER PAYABLES - Schedule of Trade and Other Payables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Trade payables:
Amount due to third parties		$ 2,673,054	$ 1,260,351
Other payables:
Accrued payroll and pension		3,054,727	1,055,415
Accrued operating expenses		500,240	136,268
Loan from a third party (interest-bearing)*	[1]	506,191	477,836
GST payables		1,716,568	983,659
Provision for taxation		181,756	246,219
Unpaid consideration for acquisition of subsidiaries (Note 8)		1,452,746	0
Amount due to directors of subsidiaries**	[2]	361,633	0
Others		390,610	63,365
Total trade and other payables		$ 10,837,525	$ 4,223,113

[1]	The balance represents a loan from a third party amounting to S$650,000 which equal to $506,191 which is interest-bearing at 8% per annum and repayable on demand.
[2]	The amount represents non-trade balances that are unsecured, interest-free and repayable on demand.